ITEM 1. SCHEDULE OF INVESTMENTS
T. ROWE PRICE NEW INCOME FUND
Unaudited		February 28, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 19.1%
Automotive 0.5%
DaimlerChrysler, 6.50%, 11/15/13	5,515	5,693
Ford Motor Credit, 5.70%, 11/16/06 (1)	2,690	2,663
Ford Motor Credit, 5.80%, 1/12/09	7,850	7,068
General Motors Acceptance Corp., 5.625%, 5/15/09	3,400	3,093
		18,517
Banking 1.8%
Bank of America Capital Trust, 5.625%, 3/8/35	5,570	5,483
Bank One, 5.25%, 1/30/13	4,920	4,914
BB&T, 6.50%, 8/1/11	6,800	7,210
Capital One Bank, 6.50%, 6/13/13	7,910	8,350
Citigroup, 5.30%, 1/7/16	6,750	6,760
First Union, 6.40%, 4/1/08	2,055	2,110
HBOS, 6.00%, 11/1/33 (2)	3,990	4,192
Huntington National Bank, 4.375%, 1/15/10	5,200	5,034
MBNA America Bank, 4.625%, 8/3/09	4,550	4,497
MBNA America Bank, 7.125%, 11/15/12	2,200	2,435
Sumitomo Mitsui Banking, 6.709%, 7/29/49 (2)	2,300	2,251
U.S. Bancorp, 4.50%, 7/29/10	4,450	4,351
Wachovia, 5.50%, 8/1/35	2,740	2,690
Wells Fargo, 4.564%, 3/23/07 (1)	5,480	5,482
		65,759
Building & Real Estate 0.6%
Centex, 5.45%, 8/15/12	4,830	4,735
D.R. Horton, 4.875%, 1/15/10	5,000	4,825
Lennar, 5.60%, 5/31/15	4,080	3,924
NVR, 5.00%, 6/15/10	2,475	2,387
Pulte Homes, 7.875%, 8/1/11	4,640	5,055
		20,926
Cable Operators 0.6%
AT&T Broadband, 8.375%, 3/15/13	5,005	5,741
Comcast, 4.95%, 6/15/16	2,660	2,485
Comcast, 6.50%, 11/15/35	2,480	2,510
Cox Communications, 7.75%, 11/1/10	6,300	6,798
Rogers Cable, 5.50%, 3/15/14	3,820	3,639
		21,173
Computer Service & Software 0.3%
Cisco Systems, 5.25%, 2/22/11	5,335	5,345
Oracle, 5.00%, 1/15/11 (2)	6,200	6,103
		11,448
Conglomerates 0.6%
General Electric Capital, 6.00%, 6/15/12	6,375	6,632
General Electric Capital, 6.125%, 2/22/11	5,290	5,503
Tyco International, 6.375%, 10/15/11	6,500	6,744
United Technologies, 5.40%, 5/1/35	4,450	4,445
		23,324
Consumer Products 0.1%
Fortune Brands, 5.125%, 1/15/11	3,370	3,331
		3,331
Container 0.1%
Sealed Air, 5.375%, 4/15/08 (2)	4,830	4,806
		4,806
Diversified Chemicals 0.1%
Dow Chemical, 6.125%, 2/1/11	2,995	3,106
		3,106
Drugs 0.3%
Amgen, 4.00%, 11/18/09	3,045	2,930
Genentech, 4.75%, 7/15/15	3,820	3,688
Teva Pharmaceutical Finance, 5.55%, 2/1/16	2,610	2,587
		9,205
Energy 0.4%
Chesapeake Energy, 6.50%, 8/15/17	325	327
Chesapeake Energy, 6.625%, 1/15/16	3,675	3,739
Transocean, 7.50%, 4/15/31	2,750	3,434
YPF Sociedad Anonima, 10.00%, 11/2/28	4,320	5,060
		12,560
Entertainment & Leisure 0.1%
International Speedway, 4.20%, 4/15/09	2,130	2,057
		2,057
Exploration & Production 0.3%
Diamond Offshore Drilling, 4.875%, 7/1/15	3,340	3,225
Diamond Offshore Drilling, 5.15%, 9/1/14	3,250	3,221
Encana Holdings Finance, 5.80%, 5/1/14	4,780	4,921
		11,367
Financials 1.4%
American General Finance, 5.40%, 12/1/15	6,465	6,402
CIT Group, 5.00%, 2/1/15	8,350	8,054
Colonial Bank, 9.375%, 6/1/11	3,690	4,281
Countrywide Home Loans, 4.125%, 9/15/09	7,885	7,571
HSBC Finance, 5.00%, 6/30/15	5,570	5,373
International Lease Finance, 5.125%, 11/1/10	2,515	2,491
International Lease Finance, 6.375%, 3/15/09	2,135	2,198
Northern Trust, 4.60%, 2/1/13	2,855	2,792
Residential Capital, 6.125%, 11/21/08	3,130	3,128
SLM Corporation, 4.58%, 4/1/09 (1)	3,560	3,464
SLM Corporation, 4.823%, 1/26/09 (1)	5,200	5,214
		50,968
Food Processing 0.4%
Bunge Limited Finance, 4.375%, 12/15/08	4,910	4,776
Kraft Foods, 5.625%, 11/1/11	4,360	4,401
McCormick & Co., 5.20%, 12/15/15	4,840	4,818
WM Wrigley, 4.65%, 7/15/15	1,365	1,314
		15,309
Food/Tobacco 0.1%
Philip Morris, 7.20%, 2/1/07	1,730	1,758
		1,758
Forest Products 0.2%
Celulosa Arauco Y Constitucion, 8.625%, 8/15/10	5,100	5,699
		5,699
Gaming 0.4%
GTECH Holdings, 4.50%, 12/1/09	5,265	5,192
Harrah's Operating, 5.50%, 7/1/10	3,430	3,412
MGM Mirage, 6.00%, 10/1/09	3,500	3,474
Station Casinos, 6.50%, 2/1/14	3,500	3,495
		15,573
Gas & Gas Transmission 0.8%
Atmos Energy, 4.00%, 10/15/09	5,355	5,106
Boardwalk Pipelines, 5.50%, 2/1/17	1,280	1,260
Duke Capital, 4.302%, 5/18/06	3,200	3,196
Duke Capital, 6.25%, 2/15/13	3,035	3,156
Enterprise Products Operations, 4.95%, 6/1/10	3,340	3,268
Kinder Morgan Finance, 5.70%, 1/5/16 (2)	4,920	4,920
National Gas, 6.05%, 1/15/36 (2)	2,580	2,556
Panhandle Eastern Pipeline, 4.80%, 8/15/08	3,340	3,297
Valero Energy, 3.50%, 4/1/09	4,000	3,803
		30,562
Health Care 0.6%
HCA, 6.50%, 2/15/16	2,700	2,688
Highmark, 6.80%, 8/15/13 (2)	3,715	3,923
Medtronic, 4.75%, 9/15/15	6,415	6,168
UnitedHealth Group, 5.25%, 3/15/11	4,480	4,473
Wellpoint, 5.00%, 1/15/11	3,335	3,293
		20,545
Information Technology 0.1%
Sungard Data, 9.125%, 8/15/13 (2)	3,500	3,710
		3,710
Insurance 1.7%
ACE INA Holdings, 5.875%, 6/15/14	3,665	3,755
Allstate Financial Global Funding, 5.25%, 2/1/07 (2)	4,830	4,835
Cigna, 7.40%, 5/15/07	1,860	1,905
Cincinnati Financial, 6.92%, 5/15/28	3,435	3,890
Fund American Companies, 5.875%, 5/15/13	4,395	4,399
Genworth Financial, 5.75%, 6/15/14	4,360	4,467
Jefferson-Pilot Capital Trust, 8.14%, 1/15/46 (2)	2,780	2,934
Mangrove Bay Trust, 6.102%, 7/15/33 (2)	2,300	2,255
Nationwide Financial Services, 5.90%, 7/1/12	4,800	4,938
Nationwide Mutual Insurance, 6.60%, 4/15/34 (2)	2,535	2,555
NLV Financial, 7.50%, 8/15/33 (2)	3,135	3,479
Principal Life Global Funding I, 5.25%, 1/15/13 (2)	4,550	4,542
Security Benefit Life Insurance, 7.45%, 10/1/33 (2)	2,000	2,329
Sun Life of Canada (U.S.) Capital Trust, 8.526%, 5/29/49 (2)	6,500	6,924
Transamerica Capital II, 7.65%, 12/1/26 (2)	2,320	2,663
Transatlantic Holdings, 5.75%, 12/14/15	4,070	4,082
		59,952
Investment Dealers 0.8%
Franklin Resources, 3.70%, 4/15/08		1,530	1,484
Goldman Sachs Capital I, 6.345%, 2/15/34		9,280	9,690
Jefferies Group, 6.25%, 1/15/36		4,160	4,145
Legg Mason, 6.75%, 7/2/08		2,370	2,449
Lehman Brothers Holdings, 3.50%, 8/7/08		6,960	6,702
Merrill Lynch, 4.25%, 2/8/10		4,895	4,716
			29,186
Manufacturing 0.1%
John Deere Capital, 7.00%, 3/15/12		4,870	5,286
			5,286
Media & Communications 0.5%
News America, 6.20%, 12/15/34		2,955	2,909
News America, 6.40%, 12/15/35 (2)		4,925	4,973
Time Warner Entertainment, 7.25%, 9/1/08		4,895	5,092
Time Warner Entertainment, 8.375%, 3/15/23		2,830	3,340
			16,314
Metals & Mining 0.1%
Newmont Mining, 5.875%, 4/1/35		2,675	2,620
Noranda, 6.20%, 6/15/35		2,570	2,506
			5,126
Oil Field Services 0.2%
Halliburton, 5.50%, 10/15/10		6,500	6,577
			6,577
Other Telecommunications 0.1%
Telus, 8.00%, 6/1/11		3,940	4,394
			4,394
Petroleum 0.8%
Amerada Hess, 7.875%, 10/1/29		2,100	2,576
ConocoPhillips, 5.90%, 10/15/32		4,230	4,510
Devon Financing, 6.875%, 9/30/11		5,750	6,183
Pemex Project Funding Master Trust, 5.791%, 6/15/10	(1)(2)	4,360	4,502
Pemex Project Funding Master Trust, 6.625%, 6/15/35	(2)	5,600	5,816
Petro Canada, 5.95%, 5/15/35		4,410	4,473
PF Export Receivables Master Trust, 6.436%, 6/1/15 (2)		2,123	2,107
			30,167
Publishing 0.1%
R.H. Donnelley, 8.875%, 1/15/16 (2)	3,000	3,127
		3,127
Railroads 0.3%
Canadian National Railway, 6.25%, 8/1/34	4,740	5,221
Norfolk Southern, 6.00%, 4/30/08	5,735	5,823
		11,044
Real Estate Investment Trust Securities 0.4%
Archstone-Smith Operating Trust, 5.25%, 5/1/15	4,210	4,135
Developers Diversified Realty, 3.875%, 1/30/09	3,305	3,164
iStar Financial, 5.125%, 4/1/11	4,450	4,356
Simon Property Group, 3.75%, 1/30/09	4,320	4,138
		15,793
Restaurants 0.2%
Yum! Brands, 7.70%, 7/1/12	6,030	6,670
		6,670
Retail 0.1%
Wal-Mart Stores, 5.25%, 9/1/35	4,870	4,703
		4,703
Savings & Loan 0.1%
Webster Financial, 5.125%, 4/15/14	4,930	4,804
		4,804
Services 0.1%
Hertz, 8.875%, 1/1/14 (2)	2,975	3,109
		3,109
Supermarkets 0.1%
Kroger, 8.05%, 2/1/10	4,505	4,886
		4,886
Telephones 0.6%
SBC Communications, 5.10%, 9/15/14	4,245	4,145
SBC Communications, 5.30%, 11/15/10	3,300	3,292
Telecom Italia Capital, 5.25%, 11/15/13	5,100	4,921
Telefonos de Mexico, 5.50%, 1/27/15	3,665	3,601
Verizon Global Funding, 7.75%, 12/1/30	5,245	6,128
		22,087
Transportation Services 0.1%
ERAC USA Finance Company, 5.60%, 5/1/15 (2)	4,270	4,210
		4,210
Utilities 2.0%
Alabama Power, 4.99%, 8/25/09 (1)	3,690	3,703
Black Hills, 6.50%, 5/15/13	3,435	3,490
CE Electric UK Funding, 6.995%, 12/30/07 (2)	3,555	3,605
Centerpoint Energy, 7.25%, 9/1/10	3,415	3,635
Colorado Interstate Gas, 5.95%, 3/15/15	1,050	1,029
Colorado Interstate Gas, 6.80%, 11/15/15 (2)	2,450	2,548
El Paso Electric, 6.00%, 5/15/35	4,900	4,875
Exelon Generation, 5.35%, 1/15/14	4,550	4,498
FirstEnergy, 6.45%, 11/15/11	4,450	4,653
Mirant North America, 7.375%, 12/31/13 (2)	2,550	2,620
NRG Energy, 7.25%, 2/1/14	1,025	1,046
NRG Energy, 7.375%, 2/1/16	2,700	2,774
Pacific Gas & Electric, 6.05%, 3/1/34	3,745	3,870
Pinnacle West Capital, 6.40%, 4/1/06	3,975	3,979
PPL Capital Funding, 4.33%, 3/1/09	4,705	4,565
Progress Energy, 6.75%, 3/1/06	3,108	3,108
Public Service of New Mexico, 4.40%, 9/15/08	4,395	4,290
Sierra Pacific Resources, 8.625%, 3/15/14	1,800	1,964
Tri-State Generation, 6.04%, 1/31/18 (2)	2,640	2,659
Virginia Electric & Power, 6.00%, 1/15/36	5,060	5,062
Westar Energy, 5.10%, 7/15/20	2,790	2,612
WPD Holdings, 6.875%, 12/15/07 (2)	2,500	2,557
		73,142
Wireless Communications 0.7%
America Movil, 6.375%, 3/1/35	3,625	3,670
AT&T Wireless, 8.75%, 3/1/31	4,180	5,567
Nextel Communications, 6.875%, 10/31/13	3,655	3,826
Rogers Wireless, 7.50%, 3/15/15	3,000	3,263
Sprint Capital, 6.875%, 11/15/28	7,190	7,882
		24,208
Wireline Communications 0.2%
Telefonica Europe, 7.75%, 9/15/10	4,950	5,359
		5,359

Total Corporate Bonds (Cost $692,442)		691,847
ASSET-BACKED SECURITIES 3.5%
Auto-Backed 0.6%
Capital Auto Receivables Asset Trust, Series 2006-1, Class B
5.26%, 10/15/10	7,797	7,782
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4
2.06%, 12/15/09	8,222	8,031
WFS Financial Owner Trust, Series 2004-1, Class A4
2.81%, 8/22/11	5,071	4,940
		20,753
Credit Card-Backed 1.4%
Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8, 4.70%, 8/15/14 (1)	23,800	23,880
Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7, 4.70%, 6/15/15	11,144	10,944
Chase Issuance Trust, Series 2005-A7, Class A7, 4.55%, 3/15/13	12,179	11,939
MBNA Credit Card Master Note Trust
Series 2005-A6, Class A6, 4.50%, 1/15/13	5,883	5,769
		52,532
Equipment Lease Small 0.2%
GE Equipment Small Ticket, Series 2005-1A, Class A4
4.51%, 12/22/14 (2)	8,026	7,885
		7,885
Home Equity Loans-Backed 0.7%
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
6.35%, 2/25/13	1,520	1,564
Chase Funding Mortgage Loan, Series 2002-2, Class 1M1
5.599%, 9/25/31	906	894
Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2, 4.831%, 8/25/35 (1)	4,413	4,346
New Century Home Equity Loan Trust, Series 2005-A, Class A6
4.954%, 8/25/35 (1)	13,222	12,698
New Century Home Equity Loan Trust, Series 2005-A, Class M2
5.344%, 8/25/35 (1)	5,115	4,943
		24,445
Stranded Asset 0.6%
Peco Energy Transition Trust, Series 2001-A, Class A1
6.52%, 12/31/10	10,647	11,263
PSE&G Transition Funding, Series 2001-1, Class A6
6.61%, 6/15/15	3,131	3,402
Reliant Energy Transition Bond, Series 2001-1, Class A4
5.63%, 9/15/15	7,954	8,137
		22,802

Total Asset-Backed Securities (Cost $130,338)		128,417
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
8.9%

Commercial Mortgage-Backed Securities 7.2%

Banc of America Commercial Mortgage, CMO
Series 2003-1, Class A2, 4.648%, 9/11/36	19,124	18,405
Banc of America Commercial Mortgage, CMO
Series 2004-6, Class A1, 3.801%, 12/10/42	2,086	2,033
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38	7,618	7,408
Bear Stearns Commercial Mortgage Securities, CMO
Series 1998-C1, Class A2, 6.44%, 6/16/30	10,800	11,060
Bear Stearns Commercial Mortgage Securities, CMO
Series 2004-PWR6, Class A1, 3.688%, 11/11/41	1,547	1,513
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PW10, Class A1, 5.085%, 12/11/40	18,875	18,851
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PWR8, Class A4, 4.674%, 6/11/41	13,769	13,145
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PWR9, Class AAB, 4.804%, 9/15/42	10,068	9,800
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-T18, Class A1, 4.274%, 2/13/42	12,952	12,690
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-T20, Class A1, 4.94%, 10/12/42	11,905	11,840
Citigroup Commercial Mortgage Trust, CMO
Series 2004-C2, Class A1, 3.787%, 10/15/41	1,568	1,527
Commercial Mortgage, CMO, PTC, Series 2005-LP5, Class A1
4.235%, 5/10/43	12,121	11,906
DLJ Commercial Mortgage, CMO, Series 1999-CG2, Class A1B
7.30%, 6/10/32	12,063	12,742
GE Capital Commercial Mortgage, CMO, Series 2001-1, Class A2
6.531%, 3/15/11	10,485	11,063
GE Capital Commercial Mortgage, CMO
Series 2005-C4, Class A1, 5.082%, 11/10/45	11,133	11,123
Greenwich Capital Commercial Funding, CMO
Series 2004-GG1A, Class A2, 3.835%, 6/10/36	7,602	7,426
Greenwich Capital Commercial Funding, CMO
Series 2005-GG3, Class AAB, 4.619%, 8/10/42 (1)	3,475	3,341
GS Mortgage Securities Corp. II, CMO
Series 2004-GG2, Class A2, 4.293%, 8/1/38	5,613	5,501
JPMorgan Chase Commercial Mortgage Securities, CMO
Series 2001-CIB2, Class A2, 6.244%, 4/15/35	5,792	5,875
JPMorgan Chase Commercial Mortgage Securities, CMO
Series 2001-CIBC, Class A3, 6.26%, 3/15/33	6,751	7,012
JPMorgan Chase Commercial Mortgage Securities, CMO
Series 2005-LDP4, Class ASB, 4.824%, 10/15/42 (1)	13,361	13,021
LB-UBS Commercial Mortgage Trust, CMO
Series 2003-C8, Class A1, 3.636%, 11/15/27	18,192	17,623
LB-UBS Commercial Mortgage Trust, CMO
Series 2004-C2, Class A2, 3.246%, 3/15/29	5,544	5,249
LB-UBS Commercial Mortgage Trust, CMO
Series 2004-C4, Class A2, 4.567%, 5/15/29 (1)	10,903	10,712
LB-UBS Commercial Mortgage Trust, CMO
Series 2005-C1, Class A4, 4.742%, 2/15/30	3,174	3,058
LB-UBS Commercial Mortgage Trust, CMO
Series 2006-C1, Class A4, 5.156%, 2/15/31	18,300	18,149
Morgan Stanley Dean Witter Capital, CMO
Series 2002-TOP7, Class A2, 5.98%, 1/15/39	8,722	9,001
		261,074
Whole Loans-Backed 1.7%
Bank of America Mortgage Securities, CMO
Series 2003-L, Class 2A2, 4.263%, 1/25/34 (1)	10,645	10,399
Bank of America Mortgage Securities, CMO
Series 2004-A, Class 2A2, 4.117%, 2/25/34 (1)	5,799	5,668
Bank of America Mortgage Securities, CMO
Series 2004-D, Class 2A2, 4.199%, 5/25/34 (1)	3,380	3,293
Bank of America Mortgage Securities, CMO
Series 2004-H, Class 2A2, 4.753%, 9/25/34 (1)	3,668	3,609
Bank of America Mortgage Securities, CMO
Series 2004-I, Class 3A2, 4.927%, 10/25/34 (1)	3,816	3,751
Bank of America Mortgage Securities, CMO
Series 2005-J, Class 2A1, 5.105%, 11/25/35 (1)	13,109	12,979
Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.70%, 8/27/35 (1)	18,135	17,767
Washington Mutual Mortgage Securities, CMO
Series 2004-AR1, Class A, 4.229%, 3/25/34 (1)	3,444	3,353
		60,819

Total Non-U.S. Government Mortgage-Backed Securities (Cost $330,309)		321,893

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 34.1%
U.S. Government Agency Obligations 31.2%
Federal Home Loan Mortgage
4.50%, 1/1/18 - 9/1/35	76,103	72,833
5.00%, 1/1/09 - 11/1/35	164,121	159,779
5.50%, 3/1/18 - 4/1/29	41,517	41,728
6.00%, 10/1/32 - 12/1/33	2,693	2,727
6.50%, 5/1/17 - 2/1/36	39,444	40,369
7.00%, 2/1/24 - 6/1/32	2,267	2,347
7.50%, 5/1/24 - 6/1/24	159	167
10.50%, 3/1/13 - 8/1/20	14	14
11.00%, 11/1/17 - 7/1/20	15	16
Federal Home Loan Mortgage, ARM
4.538%, 9/1/32	1,654	1,636
4.546%, 9/1/35	8,234	7,915
4.717%, 8/1/35	9,807	9,529
5.055%, 11/1/35	5,444	5,354
5.428%, 1/1/36	2,750	2,733
Federal Home Loan Mortgage, CMO
4.50%, 3/15/16	29,183	28,264
5.00%, 10/15/27 - 11/15/27	25,316	24,863
5.50%, 4/15/28	20,182	19,885
6.50%, 3/15/23	3,322	3,324
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11-4/15/18	20,773	1,859
Federal Home Loan Mortgage, CMO, Principal Only, 8/1/28	333	269
Federal National Mortgage Assn.
4.50%, 5/1/18 - 7/1/35	87,311	84,309
5.00%, 1/1/09 - 9/1/35	34,389	33,709
5.50%, 7/1/13 - 12/1/34	228,480	227,658
6.00%, 4/1/14 - 1/1/36	209,833	212,325
6.50%, 6/1/13 - 1/1/34	49,858	51,224
7.00%, 10/1/29 - 11/1/30	92	95
Federal National Mortgage Assn., ARM
4.685%, 9/1/35	10,217	9,937
5.319%, 12/1/35	4,597	4,569
5.376%, 12/1/35	5,755	5,736
5.537%, 12/1/35	8,962	8,957
5.695%, 12/1/35	2,946	2,958
5.707%, 1/1/36	23,478	23,605
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	6,728	6,542
5.00%, 3/25/15	14,661	14,502
5.50%, 5/25/27	15,029	15,035
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	2,729	198
6.50%, 2/1/32	1,266	285
Federal National Mortgage Assn., TBA, 5.50%, 1/1/34	3,700	3,664
		1,130,919
U.S. Government Obligations 2.9%
Government National Mortgage Assn.
5.00%, 7/15/33 - 9/20/33	49,993	49,332
5.50%, 10/20/32 - 2/20/35	15,596	15,591
6.00%, 2/15/14 - 1/20/35	19,105	19,494
6.50%, 8/15/25 - 9/20/34	2,416	2,518
7.00%, 3/15/13 - 11/20/28	5,838	6,110
7.50%, 8/15/16 - 8/15/28	1,014	1,060
8.00%, 7/15/16 - 10/15/27				3,607	3,826
8.50%, 11/15/16 - 9/20/26				702	750
9.00%, 1/15/09 - 11/15/19				171	185
9.50%, 6/15/09 - 2/15/25				31	33
10.25%, 5/15/20 - 11/15/20				117	129
11.00%, 12/15/09 - 6/15/19				1,175	1,272
11.50%, 3/15/10 - 10/15/15				162	177
Government National Mortgage Assn., CMO, 2.946%, 3/16/19				6,542	6,216
Government National Mortgage Assn., CMO
Principal Only, 3/16/28				694	571
					107,264

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $1,253,241)					1,238,183

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE- BACKED) 26.8%
U.S. Government Agency Obligations 5.6%
Federal Home Loan Bank, 5.25%, 6/18/14 (3)				14,245	14,572
Federal Home Loan Mortgage, 2.75%, 3/15/08		(3)		13,162	12,619
Federal Home Loan Mortgage, 3.55%, 11/15/07				12,000	11,725
Federal Home Loan Mortgage, 5.00%, 7/15/14		(3)		10,100	10,162
Federal Home Loan Mortgage, 5.125%, 7/15/12		(3)		56,748	57,232
Federal National Mortgage Assn., 3.25%, 8/15/08			(3)	480	462
Federal National Mortgage Assn., 4.25%, 7/15/07			(3)	18,560	18,398
Federal National Mortgage Assn., 4.375%, 9/15/12			(3)	9,880	9,568
Federal National Mortgage Assn., 4.625%, 10/15/14 (3)				18,560	18,192
Federal National Mortgage Assn., 5.75%, 2/15/08			(3)	13,965	14,180
Federal National Mortgage Assn., 6.00%, 5/15/11			(3)	20,055	20,994
Federal National Mortgage Assn., 7.125%, 1/15/30			(3)	10,490	13,638
					201,742
U.S. Treasury Obligations 21.2%
U.S. Treasury Bonds, 5.375%, 2/15/31	(3)			41,875	46,619
U.S. Treasury Bonds, 5.50%, 8/15/28	(3)			6,960	7,761
U.S. Treasury Bonds, 6.00%, 2/15/26	(3)			8,320	9,723
U.S. Treasury Bonds, 6.25%, 8/15/23	(3)			12,100	14,308
U.S. Treasury Bonds, 6.25%, 5/15/30	(3)			14,550	17,924
U.S. Treasury Bonds, 6.375%, 8/15/27	(3)			16,290	19,993
U.S. Treasury Bonds, 6.50%, 11/15/26	(3)			26,870	33,277
U.S. Treasury Bonds, 7.50%, 11/15/16	(3)			23,290	28,843
U.S. Treasury Bonds, 7.625%, 2/15/25	(3)			11,600	15,827
U.S. Treasury Bonds, 8.00%, 11/15/21	(3)			6,500	8,855
U.S. Treasury Bonds, 8.50%, 2/15/20	(3)			21,165	29,304
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25		(3)	18,430	19,582
U.S. Treasury Inflation-Indexed Notes, 0.875%, 4/15/10		(3)	40,016	38,359
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14		(3)	28,726	28,757
U.S. Treasury Inflation-Indexed Notes, 3.375%, 1/15/07		(3)	14,809	15,049
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08		(3)	8,474	8,773
U.S. Treasury Notes, 1.50%, 3/31/06	(3)		92,170	91,925
U.S. Treasury Notes, 3.375%, 11/15/08 (3)			6,030	5,833
U.S. Treasury Notes, 3.50%, 11/15/06	(3)		58,990	58,483
U.S. Treasury Notes, 3.50%, 2/15/10	(3)		13,305	12,756
U.S. Treasury Notes, 3.875%, 9/15/10	(3)		2,000	1,938
U.S. Treasury Notes, 3.875%, 2/15/13	(3)		21,880	20,923
U.S. Treasury Notes, 4.00%, 4/15/10	(3)		13,920	13,585
U.S. Treasury Notes, 4.125%, 5/15/15	(3)		30,615	29,553
U.S. Treasury Notes, 4.25%, 8/15/13	(3)		5,380	5,256
U.S. Treasury Notes, 4.25%, 11/15/13	(3)		82,340	80,372
U.S. Treasury Notes, 4.25%, 11/15/14	(3)		22,405	21,827
U.S. Treasury Notes, 4.75%, 5/15/14	(3)		30,025	30,288
U.S. Treasury Notes, 4.875%, 2/15/12	(3)		26,100	26,451
U.S. Treasury Notes, 5.00%, 8/15/11	(3)		10,000	10,188
U.S. Treasury Notes, 5.75%, 8/15/10	(3)		3,225	3,370
U.S. Treasury Stripped Interest Payment
Zero Coupon, 5/15/20 (3)			29,930	15,358
				771,060

Total U.S. Government Agency Obligations (Excluding Mortgage- Backed)
(Cost $965,089)				972,802

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES
3.0%
Foreign Government & Municipalities 3.0%
European Investment Bank, 6.50%, 9/10/14 (NZD)			25,465	16,857
KFW, 6.375%, 2/17/15 (NZD)			25,465	16,840
Queensland Treasury Corporation., 6.00%, 10/14/15 (AUD)			43,000	33,289
Republic of South Africa, 6.50%, 6/2/14 (3)			6,765	7,315
United Mexican States, 8.00%, 12/19/13 (MXN)			365,500	35,217
Total Foreign Government Obligations & Municipalities (Cost $105,994)				109,518

MUNICIPAL SECURITIES 1.0%
California 0.3%
California, GO, 5.25%, 4/1/34			2,380	2,545
California, GO, 5.50%, 11/1/33			2,320	2,561
California Public Works Board, 5.00%, 1/1/21	5,250	5,568
		10,674
District of Columbia 0.2%
District of Columbia, GO, 5.00%, 6/1/16 (4)	6,365	6,832
		6,832
Georgia 0.3%
Atlanta Airport, 5.00%, 1/1/33 (5)	10,070	10,523
		10,523
Kansas 0.1%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (5)	2,945	3,009
		3,009
Nevada 0.1%
Clark County School Dist., GO, 5.00%, 6/15/18 (4)	5,120	5,492
		5,492
Oregon 0.0%
Oregon, Taxable Pension, GO, 5.892%, 6/1/27	1,520	1,630
		1,630
Total Municipal Securities (Cost $37,412)		38,160
COMMON STOCKS 0.4%
Bank & Trust 0.1%
U.S. Bancorp (3)	51	1,578
		1,578
Building & Real Estate 0.1%
Weingarten Realty, REIT (3)	54	2,138
		2,138
Diversified Chemicals 0.0%
DuPont (3)	39	1,569
		1,569
Electric Utilities 0.1%
Duke Energy (3)	55	1,550
FirstEnergy (3)	22	1,114
NiSource (3)	65	1,333
		3,997
Energy Services 0.0%
Royal Dutch Shell ADR	19	1,123
		1,123
Integrated Petroleum-International 0.0%
Chevron (3)	26	1,467
		1,467
Other Telecommunications 0.0%
Telus (Non-voting shares)	28	1,082
		1,082
Paper & Paper Products 0.0%
International Paper (3)	43	1,409
		1,409
Pharmaceuticals 0.1%
Merck	32	1,132
Pfizer (3)	41	1,079
		2,211
Total Common Stocks (Cost $14,062)		16,574
PREFERRED STOCKS 0.1%
Real Estate Investment Trust Securities 0.1%
Roslyn Real Estate Asset, REIT (1)(6)	0	2,002
Total Preferred Stocks (Cost $2,046)		2,002
OPTIONS PURCHASED 0.0%
U.S. Treasury Notes, Ten Year Futures, Put, 5/26/06 @ $106 (6)	1	262
Total Options Purchased (Cost $363)		262
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Reserve Investment Fund, 4.58% (7)(8)	96,903	96,903
Total Short-Term Investments (Cost $96,903)		96,903
SECURITIES LENDING COLLATERAL 22.8%
Money Market Trust 22.8%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 4.501% (8)	826,523	826,523
Total Securities Lending Collateral (Cost $826,523)		826,523
Total Investments in Securities
122.4% of Net Assets (Cost $4,454,722)	$4,443,084

†	Denominated in U.S. dollars unless otherwise noted
(1)	Variable Rate; rate shown is effective rate at period-end
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $114,695 and represents 3.2% of net assets.
(3)	All or a portion of this security is on loan at February 28, 2006 - see Note 2
(4)	Insured by MBIA Insurance Corp.
(5)	Insured by Financial Security Assurance Inc.
(6)	Non-income producing
(7)	Affiliated company - see Note 4
(8)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CMO	Collateralized Mortgage Obligation
GO	General Obligation
IO	Interest-Only security for which the fund receives interest on notional principal(par)
MXN	Mexican Peso
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
TBA	To Be Announced purchase commitment; TBAs totaled $3,664 (0.1% of net assets) at period end; see Note 2.
USD	U.S. Dollar

Open Forward Currency Exchange Contracts at February 28, 2006 were as follows:
Amounts in (000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
Chase Manhattan Bank	3/17/06	USD	18,246	NZD	26,215	$878
Chase Manhattan Bank	3/30/06	USD	18,285	MXN	192,200	(56)
Morgan Stanley	3/17/06	USD	17,929	NZD	26,215	561
Morgan Stanley	3/30/06	USD	13,766	MXN	145,320	(101)
State Street Bank & Trust	3/14/06	USD	33,037	AUD	44,720	(173)

Net unrealized gain (loss) on open
forward currency exchange contracts						$1,109

The accompanying notes are an integral part of this Portfolio of Investments

T. ROWE PRICE NEW INCOME FUND
Unaudited	February 28, 2006
Notes Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Options on futures contracts are valued at the last sale price. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

TBA Purchase Commitments

The fund may enter into TBA (to be announced) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2006, the value of loaned securities was $817,581,000; aggregate collateral consisted of $826,523,000 in the money market pooled trust and U.S. government securities valued at $17,855,000.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $4,454,722,000. Net unrealized loss aggregated $11,662,000 at period-end, of which $37,622,000 related to appreciated investments and $49,284,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $5,961,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $96,903,000 and $252,338,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 24, 2006